Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment	Nov. 30, 2023
Office equipment [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment [Line Items]
Estimated useful lives	5 years
Motor vehicle [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment [Line Items]
Estimated useful lives	3 years